Performance Management - M3Sixty Small Cap Growth Fund	Sep. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied yearly. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund does not necessarily indicate how it will perform in the future. Updated performance information is available at no cost by calling (877) 244-6235 or visiting its website at www.m3sixtyfunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied yearly.
Bar Chart [Heading]	Year-by-Year Total Return (for periods ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date return as of June 30, 2025, was (5.62)%. During the periods shown in the bar chart, the highest return for a quarter was 9.30% during the quarter ended September 30, 2024, and the lowest return for a quarter was (1.39)% during the quarter ended June 30, 2024.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(5.62%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	9.30%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(1.39%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2024, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
M3Sixty Small Cap Growth Fund	One Year	Since Inception 06/28/2023
Return Before Taxes	10.70%	10.41%
Return After Taxes on Distributions	8.99%	9.13%
Return After Taxes on Distributions and Sale of Fund Shares	6.87%	7.82%
Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	15.15%	14.43%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2024, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.m3sixtyfunds.com
Performance Availability Phone [Text]	(877) 244-6235